Trade Accounts Receivable, Net - Allowance Movement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable, Net [Abstract]
Balance as January 1	$ 3,139	$ 0
Bad debt expense	0	3,139	2,131
Less: Amount written off during the year	0	0
Balance as at December 31	$ 0	$ 3,139	$ 0